Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Changes in goodwill [abstract]
Summary of Key Assumptions Used for Assessing the Recoverable Amount of Goodwill

2018

Gold price ($/oz)	$1,275 - $1,300
Discount rate	5%
Conversion factor of resources and exploration potential to proven and probable reserves	21%
Fair value per ounce of resources and exploration potential beyond proven and probable reserves	$140